Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (38,951)	$ (19,672)	$ (35,178)	$ (35,178)	$ (37,093)
Adjustments to reconcile (net loss) to net cash provided by operations:
Depreciation	30,810	30,351	42,224		15,540
Other current assets		(54,886)	418		(401)
Accounts payable	13,155	3,240	3,008
NET CASH PROVIDED BY OPERATING ACTIVITIES	5,014	(40,967)	10,471		(21,954)
Disbursements for building improvements	(7,419)	(20,299)	(29,831)		(85,561)
NET CASH (USED IN) INVESTING ACTIVITIES	(7,419)	(20,299)	(29,831)		(85,561)
Borrowing from related parties	18,240	61,474	23,291		139,541
Principal repayments of bank note payable	(13,386)	(13,622)	(18,738)		(12,808)
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,854	47,852	4,553		126,733
Foreign currency translation adjustment	(557)	(918)	(22)		676
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,892	(14,332)	(14,829)		19,893
CASH AND CASH EQUIVALENTS,
BEGINNING OF THE YEAR	5,064	19,893	19,893	19,893
END OF THE YEAR	6,956	5,561	5,064	5,064	19,893
NON-CASH INVESTING AND FINANVING ACTIVITIES:
Purchase of building through bank and related party borrowing					943,348
Deposit on purchase of building made by related party directly to seller					121,407
Incurrence of bank note payable for purchase of building					$ 582,755